Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Charging service revenue	$ 740,882	$ 905,770	$ 1,703,013	$ 1,247,778
Grant and rebate revenue	157,165	805,979	1,169,149	950,358
Equipment sales	650,374	405,979	805,143	565,057
Other	208,331	116,684	280,490	28,451
Total Revenues	1,756,752	2,234,412	3,957,795	2,791,644
Cost of Revenues:
Cost of charging services	834,168	967,977	1,552,394	1,230,031
Depreciation and amortization	433,957	430,102	847,384	2,455,885
Cost of equipment sales	336,615	323,026	461,960	510,910
Inventory obsolescence charge				1,437,553
Total Cost of Revenues	1,604,740	1,721,105	2,861,738	5,634,379
Gross Profit (Loss)	152,012	513,307	1,096,057	(2,842,735)
Operating Expenses:
Compensation	2,652,787	4,855,564	8,200,246	8,246,442
Other operating expenses	714,373	822,151	1,662,748	735,259
General and administrative expenses	637,717	1,525,492	2,552,857	2,811,093
Impairment of goodwill				4,901,261
Impairment and loss of title of car charging stations				2,854,422
Impairment of intangible assets				536,161
Impairment of Ecotality investment				1,200,000
Loss on sale/replacement of EV charging stations				39,768
Inducement expense for exclusive EV installation rights provided to the Company				321,877
Total Operating Expenses	4,004,877	7,203,207	12,415,851	21,646,283
Loss From Operations	(3,852,865)	(6,689,900)	(11,319,794)	(24,489,018)
Other (Expense) Income:
Interest expense	(70,552)	(21,019)	(82,565)	(235,065)
Amortization of discount on convertible debt		(41,998)	(63,473)	(61,626)
Gain on settlement of accounts payable, net		40,500	60,597	36,789
Gain on settlement of other trade liabilities			209,086
Change in fair value of warrant liabilities	(2,194,257)	888,907	3,262,637	3,868,374
Gain on sale of fixed assets, net	(8,597)	(2,160)	81,567
Inducement expense for partial extinguishment of derivative liabilities				(382,753)
Inducement expense for standby financial support				(858,118)
Investor warrant expense	(6,284)	(275,908)	(275,908)
Preferred stock issuance costs				(71,808)
Non-compliance penalty for delinquent regular SEC filings	(476,713)	(653,150)	(1,722,217)	(711,517)
Non-compliance penalty for SEC registration requirement	(137,500)		(228,750)	(807,188)
Release from obligation to U.S. Department of Energy		1,833,896	1,833,896	482,611
Total Other (Expense) Income	(2,893,903)	1,769,068	3,074,870	1,259,699
Net Loss	(6,746,768)	(4,920,832)	(8,244,924)	(23,229,319)
Less: Net income (loss) attributable to the noncontrolling interests		66,994	389,600	(531,302)
Net Loss Attributable to Car Charging Group, Inc.	(6,746,768)	(4,987,826)	(8,634,524)	(22,698,017)
Dividend attributable to Series C shareholders	(683,700)	(414,400)	(950,100)	(20,800)
Net Loss Attributable to Common Shareholders	$ (7,430,468)	$ (5,402,226)	$ (9,584,624)	$ (22,718,817)
Net Loss Per Share - Basic and Diluted	$ (0.09)	$ (0.07)	$ (0.12)	$ (0.29)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	79,986,345	78,489,861	79,029,180	77,675,650